Taxes and contributions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
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Taxes and contributions
14.	Taxes and contributions

	March 31, 2018	December 31, 2017
Taxes
Services tax (i)	34,008	14,837
Value-added tax on sales and services (ii)	13,439	3,830
Social integration program (iii)	11,878	9,918
Social contribution on revenues (iii)	71,773	59,358
Income tax and social contribution (iv)	20,995	35,474
Other	1,501	1,264

	153,594	124,681

Judicial deposits (v)
Services tax	(15,525)	(11,375)
Value-added tax on sales and services	(6,685)	(2,665)
Social integration program	(10,277)	(8,188)
Social contribution on revenues	(63,245)	(50,389)

	(95,732)	(72,617)

	57,862	52,064

(i)	Refers to taxes on revenue from transaction activities.
(ii)	Refers to the Value-added Tax on Sales and Services (ICMS) amounts due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of credit and debit card readers.
(iii)	Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
(iv)	Refers to the income tax and social contribution payable on current income taxes and contribution.
(v)	PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed initems “i”, “ii” and “iii” above.

16.	Taxes and contributions

	December 31,
	2017	2016
Taxes
Services tax (i)	14,837	1,382
Value-added tax on sales and services (ii)	3,830	3,596
Social integration program (iii)	9,918	2,690
Social contribution on revenues (iii)	59,358	16,544
Income tax and social contribution (iv)	35,474	—
Other	1,264	690

	124,681	24,902

Judicial deposits (v)
Services tax	(11,375)	—
Value-added tax on sales and services	(2,665)	—
Social integration program	(8,188)	(2,516)
Social contribution on revenues	(50,389)	(15,475)

	(72,617)	(17,991)

	52,064	6,911

(i)	Refers to taxes on revenue from transaction activities.
(ii)	Refers to the Value-added Tax on Sales and Services (ICMS) amounts due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of credit and debit card readers.
(iii)	Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.
(iv)	Refers to the income tax and social contribution payable on current income taxes and contribution.
(v)	PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items “i”, “ii” and “iii” above.